Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Details) - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Prepayments and Other Current Assets [Abstract]
Deposit for acquisition of property and equipment (note a)	[1]	$ 1,770,959	$ 1,784,389
Advance to sub-contractors		8,219,798	5,749,229
Prepayments		341,343	1,186,567
Other Deposits		69,413	84,891
Amount classified as current assets gross		10,401,513	8,805,076
Less: amount classified as non-current assets		(1,770,959)	(1,784,389)
Amount classified as current assets (note b)	[2]	$ 8,630,554	$ 7,020,687

[1]	A deposit was made to acquire the machineries for project use.
[2]	Prepayments and deposits expected to be utilized or recovered within 12 months after the balance sheet date are classified as current.